1
Gabelli Enterprise Mergers and Acquisitions Fund
Schedule of Investments — July 31, 2024 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 93.3%
Aerospace and Defense  — 0.2%
2,000 Ducommun Inc.† ..................................... $ 128,340
Automotive  — 0.7%
20,000 Iveco Group NV ........................................ 205,627
30,000 Pinewood Technologies Group plc ............ 137,104
342,731
Broadcasting  — 2.4%
25,000 Sinclair Inc. .............................................. 384,500
56,000 TEGNA Inc. .............................................. 892,080
1,276,580
Building and Construction  — 6.6%
1,200 Carrier Global Corp. .................................. 81,732
1,000 Lennar Corp., Cl. B ................................... 164,960
11,510 Nobility Homes Inc. .................................. 394,218
3,900 Skyline Champion Corp.† ......................... 317,889
9,200 Vulcan Materials Co. ................................. 2,525,492
3,484,291
Business Services  — 2.2%
3,400 Applus Services SA .................................. 47,026
230,000 Clear Channel Outdoor Holdings Inc.† ....... 381,800
75,000 Dawson Geophysical Co. .......................... 152,250
2,000 eWork Group AB ...................................... 26,781
2,400 McGrath RentCorp ................................... 263,592
3,500 Perficient Inc.† ......................................... 263,935
1,135,384
Cable and Satellite  — 2.8%
3,500 Liberty Broadband Corp., Cl. A† ................ 231,770
3,500 Liberty Broadband Corp., Cl. C† ................ 235,865
3,000 Liberty Media Corp.-Liberty Formula One,
Cl. A† ................................................... 221,910
3,000 Liberty Media Corp.-Liberty Formula One,
Cl. C† ................................................... 242,610
100,000 WideOpenWest Inc.† ................................ 545,000
1,477,155
Communications Equipment  — 0.3%
5,000 Digi International Inc.† ............................. 136,500
Computer Software and Services  — 1.9%
1,000 Envestnet Inc.† ........................................ 61,980
600 Fiserv Inc.† .............................................. 98,142
8,000 HashiCorp Inc., Cl. A† .............................. 270,000
5,000 Instructure Holdings Inc.† ........................ 116,800
6,000 Playtech plc† ............................................ 43,580
1,000 PowerSchool Holdings Inc., Cl. A† ............ 22,560
700 Rockwell Automation Inc. ......................... 195,055
22,000 Stratasys Ltd.† ......................................... 188,320
1,500 WalkMe Ltd.† ........................................... 20,820
1,017,257
Shares
Market
Value
Consumer Products  — 0.7%
4,500 Bang & Olufsen A/S† ................................ $ 6,082
6,700 Capri Holdings Ltd.† ................................. 224,718
10,700 iRobot Corp.† ........................................... 126,153
356,953
Containers and Packaging  — 0.1%
10,000 Ardagh Metal Packaging SA ...................... 36,800
Diversified Industrial  — 5.3%
500 Haynes International Inc. .......................... 29,775
6,500 Hexcel Corp. ............................................ 430,365
110,000 Myers Industries Inc.(a) ........................... 1,639,000
550,000 Schmitt Industries Inc.†(b) ....................... 8,250
3,000 Target Hospitality Corp.† .......................... 28,080
31,500 Tredegar Corp.† ....................................... 179,865
7,000 United States Steel Corp. .......................... 287,630
45,000 Velan Inc. ................................................. 198,819
2,801,784
Electronics  — 1.4%
300 MKS Instruments Inc. ............................... 37,770
65,000 Vizio Holding Corp., Cl. A† ........................ 713,700
751,470
Energy and Utilities  — 18.1%
5,000 Alerion Cleanpower SpA ........................... 84,957
8,500 ALLETE Inc. ............................................. 548,250
125,000 Alvopetro Energy Ltd. ............................... 440,916
20,000 Atlantica Sustainable Infrastructure plc ..... 442,000
1,000 Avangrid Inc. ............................................ 35,670
17,000 Avista Corp. ............................................. 666,060
12,400 ChampionX Corp. ..................................... 424,824
1,500 DMC Global Inc.† ..................................... 20,250
3,000 Encavis AG† ............................................. 56,169
34,000 Endesa SA ................................................ 658,657
13,297 Energy Transfer LP ................................... 216,342
26,400 EQT Corp. ................................................ 911,071
1,680 Exxon Mobil Corp. .................................... 199,231
2,000 Green Plains Inc.† .................................... 35,460
30,000 Greenvolt-Energias Renovaveis SA† .......... 270,130
160,000 Gulf Coast Ultra Deep Royalty Trust† ......... 2,508
1,800 Hess Corp. ............................................... 276,156
2,500 KLX Energy Services Holdings Inc.† .......... 17,225
1,200 National Fuel Gas Co. ................................ 70,308
1,000 Neoen SA ................................................. 41,688
8,000 Northwestern Energy Group Inc. ............... 430,160
9,004 ONEOK Inc. .............................................. 750,303
19,000 PNM Resources Inc. ................................. 790,020
9,500 Portland General Electric Co. ..................... 450,110
19,000 Severn Trent plc ....................................... 627,978
1,000 Southwest Gas Holdings Inc. .................... 74,160
20,000 Southwestern Energy Co.† ........................ 129,000
10,000 UGI Corp. ................................................. 247,800

Gabelli Enterprise Mergers and Acquisitions Fund
Schedule of Investments (Continued) — July 31, 2024 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Energy and Utilities (Continued)
40,000 US Silica Holdings Inc.† ........................... $ 619,600
9,537,003
Entertainment  — 6.6%
22,000 Atlanta Braves Holdings Inc., Cl. A† .......... 1,010,240
4,000 Atlanta Braves Holdings Inc., Cl. C† .......... 173,720
2,000 Endeavor Group Holdings Inc., Cl. A ......... 54,840
48,000 Fox Corp., Cl. B(a) .................................... 1,700,640
100,000 IMAX China Holding Inc.† ......................... 107,515
128 Liberty Media Corp.-Liberty Live, Cl. A† .... 4,835
128 Liberty Media Corp.-Liberty Live, Cl. C† .... 4,995
11,500 Manchester United plc, Cl. A† ................... 197,340
20,000 MultiChoice Group† .................................. 120,027
11,000 Warner Bros Discovery Inc.† .................... 95,150
3,469,302
Environmental Services  — 0.2%
1,800 Stericycle Inc.† ........................................ 105,390
Equipment and Supplies  — 0.2%
22,000 DS Smith plc ............................................ 128,627
Financial Services  — 5.5%
800 Brookfield Asset Management Ltd., Cl. A ... 34,904
3,200 Brookfield Corp. ....................................... 156,000
17,500 Cadence Bank .......................................... 575,225
2,566 CNFinance Holdings Ltd., ADR† ................ 2,771
800 Enstar Group Ltd.† ................................... 259,520
7,500 Fanhua Inc., ADR† .................................... 11,775
2,319 First Bank ................................................. 35,805
11,200 First Horizon Corp. ................................... 187,376
900 KKR & Co. Inc. ......................................... 111,105
654 LCNB Corp. .............................................. 10,000
27,000 Navient Corp. ........................................... 443,070
3,000 Nuvei Corp. .............................................. 99,300
7,684 Shore Bancshares Inc. .............................. 111,572
1,500 SouthState Corp. ...................................... 148,455
13,000 Synovus Financial Corp. ........................... 607,750
400 Topdanmark AS ........................................ 21,788
1,800 Webster Financial Corp. ............................ 89,316
2,905,732
Food and Beverage  — 1.2%
18,000 Britvic plc ................................................. 293,645
3,000 Flowers Foods Inc. ................................... 67,560
12,000 GrainCorp Ltd., Cl. A ................................. 70,862
10,000 Primo Water Corp. .................................... 219,300
651,367
Health Care  — 14.7%
2,300 Amedisys Inc.† ........................................ 225,515
300 Atrion Corp. ............................................. 137,490
7,000 Axonics Inc.† ........................................... 479,360
Shares
Market
Value
1,200 Bio-Rad Laboratories Inc., Cl. A† .............. $ 406,032
3,500 Calliditas Therapeutics AB, Cl. B† .............. 67,391
3,600 Catalent Inc.† ........................................... 213,624
24,000 Cerevel Therapeutics Holdings Inc.† ......... 1,079,040
3,000 Globus Medical Inc., Cl. A† ....................... 215,880
166 GRAIL Inc.† ............................................. 2,553
7,000 Grifols SA, ADR† ...................................... 52,290
100 ICU Medical Inc.† ..................................... 12,698
7,000 Idorsia Ltd.† ............................................ 20,368
1,000 Illumina Inc.† ........................................... 122,600
17,500 Morphic Holding Inc.† .............................. 991,550
22,000 Perrigo Co. plc ......................................... 621,940
5,820 QIAGEN NV .............................................. 258,932
3,500 QuidelOrtho Corp.† ................................... 137,515
4,000 R1 RCM Inc.† .......................................... 51,520
15,000 Silk Road Medical Inc.† ............................ 405,150
41,000 SurModics Inc.† ....................................... 1,697,400
4,000 TherapeuticsMD Inc.† .............................. 6,960
45,000 Viatris Inc. ............................................... 542,700
7,748,508
Hotels and Gaming  — 1.0%
2,000 Ryman Hospitality Properties Inc., REIT .... 201,020
8,000 Vista Outdoor Inc.† .................................. 325,040
526,060
Machinery  — 1.5%
25,000 CFT SpA†(c) ............................................. 124,459
50,000 CNH Industrial NV .................................... 532,500
4,800 Valmet Oyj ............................................... 135,948
792,907
Materials  — 0.4%
1,800 Rogers Corp.† .......................................... 219,924
Media  — 0.2%
29,500 The E.W. Scripps Co., Cl. A† ..................... 110,920
Metals and Mining  — 2.6%
37,000 Alamos Gold Inc., Cl. A ............................. 630,110
4,257 Kinross Gold Corp. ................................... 38,696
6,600 Newmont Corp. ........................................ 323,862
15,000 Pan American Silver Corp. ........................ 344,837
100,000 Sierra Metals Inc.† ................................... 53,000
1,390,505
Publishing  — 0.3%
12,915 Lee Enterprises Inc.† ................................ 131,604
Real Estate  — 0.1%
5,000 Corem Property Group AB, Cl. B ............... 4,457
3,000 Healthcare Realty Trust Inc., REIT ............. 53,070
30,000 Trinity Place Holdings Inc.† ...................... 1,683
59,210
Retail  — 3.1%
7,000 Albertsons Companies Inc., Cl. A .............. 138,810

Gabelli Enterprise Mergers and Acquisitions Fund
Schedule of Investments (Continued) — July 31, 2024 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Retail (Continued)
1,000 Bapcor Ltd. .............................................. $ 3,355
5,000 Chuy's Holdings Inc.† .............................. 185,450
8,000 Macy's Inc. .............................................. 138,240
110,000 Sportsman's Warehouse Holdings Inc.† .... 280,500
26,200 Village Super Market Inc., Cl. A ................. 830,016
12,400 Yamada Holdings Co. Ltd. ......................... 37,786
1,614,157
Semiconductors  — 0.1%
500 Silicon Motion Technology Corp., ADR ...... 34,720
800 Tower Semiconductor Ltd.† ...................... 32,640
67,360
Specialty Chemicals  — 0.5%
8,200 Mativ Holdings Inc. .................................. 156,538
13,500 SGL Carbon SE† ....................................... 90,877
247,415
Telecommunications  — 7.8%
31,500 Juniper Networks Inc. ............................... 1,187,235
200,000 Koninklijke KPN NV .................................. 787,012
50,000 Liberty Global Ltd., Cl. A† ......................... 974,500
20,000 Liberty Latin America Ltd., Cl. A† .............. 209,600
12,000 Liberty Latin America Ltd., Cl. C† .............. 127,200
7,000 Orange Belgium SA† ................................ 112,121
11,000 Parrot SA† ............................................... 23,690
1,000 Rogers Communications Inc., Cl. B ........... 38,650
60,000 Spirent Communications plc ..................... 133,440
125,000 Telefonica Deutschland Holding AG ........... 295,590
32,000 Telesat Corp.† .......................................... 246,720
4,135,758
Wireless Communications  — 4.6%
34,000 Millicom International Cellular SA, SDR† ... 846,413
380,321 NII Holdings Inc., Escrow† ....................... 133,112
9,000 Telephone and Data Systems Inc. .............. 190,800
23,800 United States Cellular Corp.† .................... 1,279,250
2,449,575
TOTAL COMMON STOCKS .................. 49,236,569
CLOSED-END FUNDS  — 0.2%
30,000 Altaba Inc., Escrow† ................................. 75,000
RIGHTS  — 0.6%
Health Care  — 0.2%
6,700 ABIOMED Inc., CVR† ................................ 11,725
52,000 Adamas Pharmaceuticals Inc., CVR† ......... 2,600
52,000 Adamas Pharmaceuticals Inc., CVR† ......... 2,600
20,000 Akouos Inc., CVR† ................................... 10,000
4,000 Albireo Pharma Inc., CVR† ....................... 9,000
13,000 Ambit Biosciences Corp., CVR†(c) ............ 0
56,000 Chinook Therapeutics Inc., CVR† .............. 22,400
Shares
Market
Value
4,000 CinCor Pharma Inc., CVR† ........................ $ 12,000
10,000 Decibel Therapeutics Inc., CVR† ............... 7,500
28,000 Epizyme Inc., CVR† .................................. 560
5,000 Flexion Therapeutics Inc., CVR† ................ 1,000
12,000 Fusion Pharmaceuticals Inc., CVR† ........... 6,000
30,000 Gracell Biotechnologies Inc., CVR† ........... 1,200
30,000 Icosavax Inc., CVR† ................................. 9,000
75,000 Innocoll, CVR†(c) ..................................... 0
14,000 Ipsen SA/Clementia, CVR†(c) .................... 0
2,000 Landos Biopharma Inc., CVR† .................. 5,020
15,000 Mirati Therapeutics Inc., CVR† .................. 7,500
11,000 Ocera Therapeutics, CVR†(c) .................... 687
3,000 Opiant Pharmaceuticals Inc., CVR† ........... 1,500
100,000 Paratek Pharmaceuticals Inc., CVR† .......... 2,000
2,000 Prevail Therapeutics Inc., CVR† ................ 400
2,000 Radius Health Inc., CVR† .......................... 200
500 Sigilon Therapeutics Inc., CVR† ................ 3,775
7,000 Tobira Therapeutics Inc., CVR†(c) ............. 0
116,667
Materials  — 0.1%
17,500 Resolute Forest Products Inc., CVR† ......... 35,000
Metals and Mining  — 0.3%
10,000 Kinross Gold Corp., CVR†(c) .................... 0
400,000 Pan American Silver Corp., CVR† .............. 184,000
184,000
TOTAL RIGHTS ............................... 335,667
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS  — 5.9%
$ 3,145,000 U.S. Treasury Bills,
5.211% to 5.311%††,
09/17/24 to 10/24/24 ............................ 3,108,626
TOTAL INVESTMENTS BEFORE
SECURITIES SOLD SHORT — 100.0%
(Cost $48,422,878) ............................... $ 52,755,862
Shares
Market
Value
SECURITIES SOLD SHORT — (1.2)%
Aerospace and Defense — (0.1)%
1,000 Ducommun Inc. ............................ $ 64,170
Building and Construction — (0.3)%
1,000 Lennar Corp., Cl. A ......................... 176,930
Energy and Utilities — (0.4)%
400 EQT Corp. .................................. 13,804

Gabelli Enterprise Mergers and Acquisitions Fund
Schedule of Investments (Continued) — July 31, 2024 (Unaudited)
Shares
Market
Value
1,680 Exxon Mobil Corp. ......................... $ 199,231
213,035
Financial Services — (0.2)%
900 KKR & Co. Inc. ............................. 111,105
Metals and Mining — (0.2)%
1,600 Newmont Corp. ............................ 78,512
TOTAL SECURITIES SOLD SHORT
(Proceeds received $517,894)(d) ....... $ 643,752
(a) Securities, or a portion thereof, with a value of $2,269,460 were deposited with the broker as collateral for securities sold short.
(b) Security considered an affiliated holding because the Fund owns at least
5% of its outstanding shares.
(c) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d) At July 31, 2024, these proceeds are being held at Pershing LLC.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
CVR Contingent Value Right
REIT Real Estate Investment Trust
SDR Swedish Depositary Receipt